Debt - (Schedule of Debt Maturities) (Details) - USD ($) $ in Millions	Mar. 31, 2025	May 08, 2024	Mar. 31, 2024	Dec. 31, 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	$ 215.6
Year Ending March 31, 2026	448.4
Year Ending March 31, 2027	134.0
Year Ending March 31, 2028	134.0
Year Ending March 31, 2029	765.8
Thereafter	0.0
Total	1,697.8		$ 1,793.5
Unamortized debt issuance costs	(24.8)		(10.2)
Total debt, net	1,673.0		1,783.3
LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	134.0
Year Ending March 31, 2026	448.4
Year Ending March 31, 2027	134.0
Year Ending March 31, 2028	134.0
Year Ending March 31, 2029	1,480.8
Thereafter	0.0
Total	2,331.2		2,508.5
Unamortized debt issuance costs	(40.0)		(28.5)
Total debt, net	2,291.2		2,480.0
Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	0.0
Year Ending March 31, 2026	0.0
Year Ending March 31, 2027	0.0
Year Ending March 31, 2028	0.0
Year Ending March 31, 2029	0.0
Thereafter	0.0
Total	0.0			$ 575.0
Term Loan A | Term Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	0.0
Year Ending March 31, 2026	314.4
Year Ending March 31, 2027	0.0
Year Ending March 31, 2028	0.0
Year Ending March 31, 2029	0.0
Thereafter	0.0
Total	314.4		399.3
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	0.0
Year Ending March 31, 2026	0.0
Year Ending March 31, 2027	0.0
Year Ending March 31, 2028	0.0
Year Ending March 31, 2029	715.0
Thereafter	0.0
Total	715.0		715.0
Intercompany Revolver | Revolving Credit Facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	81.6
Year Ending March 31, 2026	0.0
Year Ending March 31, 2027	0.0
Year Ending March 31, 2028	0.0
Year Ending March 31, 2029	0.0
Thereafter	0.0
Total	81.6		0.0
LGTV Revolver | Revolving Credit Facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	0.0
Year Ending March 31, 2026	0.0
Year Ending March 31, 2027	0.0
Year Ending March 31, 2028	0.0
Year Ending March 31, 2029	0.0
Thereafter	0.0
Total	0.0		575.0
LGTV Term Loan A | Revolving Credit Facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	0.0
Year Ending March 31, 2026	314.4
Year Ending March 31, 2027	0.0
Year Ending March 31, 2028	0.0
Year Ending March 31, 2029	0.0
Thereafter	0.0
Total	314.4
LGTV Term Loan A | Term Loans
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	314.4		399.3
LGTV Term Loan A | Term Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Total		$ 399.3
eOne IP Credit Facility [Member] | Line of Credit
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	34.0
Year Ending March 31, 2026	34.0
Year Ending March 31, 2027	34.0
Year Ending March 31, 2028	34.0
Year Ending March 31, 2029	187.0
Thereafter	0.0
Total	323.0
eOne IP Credit Facility [Member] | Line of Credit | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	34.0
Year Ending March 31, 2026	34.0
Year Ending March 31, 2027	34.0
Year Ending March 31, 2028	34.0
Year Ending March 31, 2029	187.0
Thereafter	0.0
Total	323.0		0.0
LG IP Credit Facility | Line of Credit
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	100.0
Year Ending March 31, 2026	100.0
Year Ending March 31, 2027	100.0
Year Ending March 31, 2028	100.0
Year Ending March 31, 2029	578.8
Thereafter	0.0
Total	978.8
LG IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025	100.0
Year Ending March 31, 2026	100.0
Year Ending March 31, 2027	100.0
Year Ending March 31, 2028	100.0
Year Ending March 31, 2029	578.8
Thereafter	0.0
Total	$ 978.8		$ 0.0